11. INVESTMENTS IN SUBSIDIARIES ACCOUNTED FOR USING EQUITY METHOD (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Assets, current	$ 567,845,869	$ 531,907,388
Assets, non-current	578,322,238	524,919,199	$ 495,369,399
Assets	1,146,168,107	1,056,826,587	1,015,838,586
Liabilities, current	313,267,679	320,692,140
Liabilities, non-current	260,747,184	190,794,196	210,997,968
Liabilities	574,014,863	511,486,336	498,131,966
Revenue	68,654,648	94,809,120	106,703,465
Profit (loss)	5,443,131	5,844,668	$ 8,422,914
Comercial Peumo Ltda.
Disclosure of subsidiaries [line items]
Assets, current	34,241,278	41,038,770
Assets, non-current	2,193,853	2,505,258
Assets	36,435,131	43,544,028
Liabilities, current	32,604,058	40,618,781
Liabilities, non-current	3,831,073	2,925,247
Liabilities	36,435,131	43,544,028
Revenue	112,629,895	123,199,171
Profit (loss)	8,752,326	2,565,909
Viña Cono Sur S.A.
Disclosure of subsidiaries [line items]
Assets, current	43,945,892	43,747,918
Assets, non-current	51,806,880	52,146,131
Assets	95,752,772	95,894,049
Liabilities, current	39,423,209	44,735,623
Liabilities, non-current	56,329,563	51,158,426
Liabilities	95,752,772	95,894,049
Revenue	75,955,191	81,306,315
Profit (loss)	7,397,791	7,261,975
Viña Cono Sur Orgánico SpA
Disclosure of subsidiaries [line items]
Assets, current	995,822	2,623,552
Assets, non-current	190,915	154,030
Assets	1,186,737	2,777,582
Liabilities, current	1,015,410	2,624,940
Liabilities, non-current	171,327	152,642
Liabilities	1,186,737	2,777,582
Revenue	1,440,170	964,993
Profit (loss)	(8,981)	(9,590)
Transportes Viconto Ltda.
Disclosure of subsidiaries [line items]
Assets, current	394,676	449,638
Assets, non-current	434,289	453,755
Assets	828,965	903,393
Liabilities, current	54,832	151,105
Liabilities, non-current	774,133	752,288
Liabilities	828,965	903,393
Revenue	1,226,285	1,079,015
Profit (loss)	121,339	92,922
Sociedad Exportadora y Comercial Viña Maipo SpA
Disclosure of subsidiaries [line items]
Assets, current	10,170,941	9,727,689
Assets, non-current	24,690,832	21,863,153
Assets	34,861,773	31,590,842
Liabilities, current	6,331,635	4,780,306
Liabilities, non-current	28,530,138	26,810,536
Liabilities	34,861,773	31,590,842
Revenue	24,525,535	25,588,327
Profit (loss)	7,988,444	6,356,238
Sociedad Exportadora y Comercial Viña Canepa SpA
Disclosure of subsidiaries [line items]
Assets, current	1,417,682	1,660,330
Assets, non-current	147,382	143,320
Assets	1,565,064	1,803,650
Liabilities, current	1,459,975	1,343,272
Liabilities, non-current	105,089	460,378
Liabilities	1,565,064	1,803,650
Revenue	2,285,837	2,976,529
Profit (loss)	494,713	188,558
Bodegas y Viñedos Quinta de Maipo SpA
Disclosure of subsidiaries [line items]
Assets, current	3,172,890	3,695,823
Assets, non-current	28,547,116	26,832,844
Assets	31,720,006	30,528,667
Liabilities, current	2,609,361	2,533,332
Liabilities, non-current	29,110,645	27,995,335
Liabilities	31,720,006	30,528,667
Revenue	3,095,901	4,750,869
Profit (loss)	8,522,506	6,738,337
Inversiones Concha y Toro SpA
Disclosure of subsidiaries [line items]
Assets, current	12,062,727	12,104,814
Assets, non-current	122,827,157	103,119,421
Assets	134,889,884	115,224,235
Liabilities, current	65,102,752	59,041,111
Liabilities, non-current	69,787,132	56,183,124
Liabilities	134,889,884	115,224,235
Revenue	0	0
Profit (loss)	21,828,670	11,924,421
Inversiones VCT Internacional SpA
Disclosure of subsidiaries [line items]
Assets, current	53,717,433	48,134,998
Assets, non-current	20,684,313	17,556,544
Assets	74,401,746	65,691,542
Liabilities, current	12,174,882	12,371,360
Liabilities, non-current	62,226,864	53,320,182
Liabilities	74,401,746	65,691,542
Revenue	0	0
Profit (loss)	8,512,863	(2,134,502)
Viña Maycas del Limarí Ltda.
Disclosure of subsidiaries [line items]
Assets, current	2,210,716	2,674,999
Assets, non-current	10,608	4,062
Assets	2,221,324	2,679,061
Liabilities, current	1,295,199	1,775,187
Liabilities, non-current	926,125	903,874
Liabilities	2,221,324	2,679,061
Revenue	1,118,678	2,149,651
Profit (loss)	22,246	60,912
Viña Don Melchor SpA
Disclosure of subsidiaries [line items]
Assets, current	411
Assets, non-current	10,463
Assets	10,874
Liabilities, current	11,532
Liabilities, non-current	(658)
Liabilities	10,874
Revenue	0
Profit (loss)	(6,928)
Viñedos Los Robles SpA
Disclosure of subsidiaries [line items]
Assets, current		449,335
Assets, non-current		0
Assets		449,335
Liabilities, current		109,416
Liabilities, non-current		339,919
Liabilities		449,335
Revenue		0
Profit (loss)		(35,792)
Inmobiliaria El Llano SpA
Disclosure of subsidiaries [line items]
Assets, current	1,000	1,000
Assets, non-current	0	0
Assets	1,000	1,000
Liabilities, current	0	0
Liabilities, non-current	1,000	1,000
Liabilities	1,000	1,000
Revenue	0	0
Profit (loss)	0	0
Southern Brewing Company S.A
Disclosure of subsidiaries [line items]
Assets, current	1,969,837	1,999,102
Assets, non-current	10,550,390	9,722,374
Assets	12,520,227	11,721,476
Liabilities, current	3,130,566	3,809,732
Liabilities, non-current	9,389,661	7,911,744
Liabilities	12,520,227	11,721,476
Revenue	5,133,343	4,403,610
Profit (loss)	624,099	552,048
Gan Lu Wine Trading (Shanghai) Co., Ltd.
Disclosure of subsidiaries [line items]
Assets, current	975,794	803,947
Assets, non-current	8,843	8,949
Assets	984,637	812,896
Liabilities, current	537,850	446,198
Liabilities, non-current	446,787	366,698
Liabilities	984,637	812,896
Revenue	2,458,848	2,188,484
Profit (loss)	(109,938)	142,562
VCT Group Of Wineries Asia Pte. Ltd.
Disclosure of subsidiaries [line items]
Assets, current	3,472,785	2,244,091
Assets, non-current	592,558	480,772
Assets	4,065,343	2,724,863
Liabilities, current	1,582,100	1,132,403
Liabilities, non-current	2,483,243	1,592,460
Liabilities	4,065,343	2,724,863
Revenue	4,996,348	4,347,510
Profit (loss)	687,305	450,627
Trivento Bodegas y Viñedos S.A. Consolidado
Disclosure of subsidiaries [line items]
Assets, current	40,732,209	34,778,664
Assets, non-current	28,922,884	25,377,299
Assets	69,655,093	60,155,963
Liabilities, current	25,991,507	26,532,416
Liabilities, non-current	43,663,586	33,623,547
Liabilities	69,655,093	60,155,963
Revenue	31,439,023	36,142,975
Profit (loss)	4,772,041	312,729
VCT Brasil Import. y Export. Ltda.
Disclosure of subsidiaries [line items]
Assets, current	16,360,807	19,227,497
Assets, non-current	1,844,329	1,893,382
Assets	18,205,136	21,120,879
Liabilities, current	10,803,609	14,034,012
Liabilities, non-current	7,401,527	7,086,867
Liabilities	18,205,136	21,120,879
Revenue	26,439,093	31,809,644
Profit (loss)	479,573	(535,562)
VCT Wine Retail Participacoes Ltda.
Disclosure of subsidiaries [line items]
Assets, current	740	12,676
Assets, non-current	0	403,658
Assets	740	416,334
Liabilities, current	54,214	277
Liabilities, non-current	(53,474)	416,057
Liabilities	740	416,334
Revenue	0	0
Profit (loss)	(437,463)	(20,152)
Concha y Toro Norway AS
Disclosure of subsidiaries [line items]
Assets, current	3,282,296	3,100,331
Assets, non-current	691,502	401,427
Assets	3,973,798	3,501,758
Liabilities, current	2,735,064	2,534,253
Liabilities, non-current	1,238,734	967,505
Liabilities	3,973,798	3,501,758
Revenue	3,694,019	3,473,455
Profit (loss)	508,067	290,767
VCT Norway AS
Disclosure of subsidiaries [line items]
Assets, current	2,691,006	1,923,318
Assets, non-current	0	0
Assets	2,691,006	1,923,318
Liabilities, current	1,999,505	1,521,891
Liabilities, non-current	691,501	401,427
Liabilities	2,691,006	1,923,318
Revenue	2,867,888	2,781,103
Profit (loss)	261,841	169,588
Concha y Toro Sweden AB
Disclosure of subsidiaries [line items]
Assets, current	6,882,552	6,895,468
Assets, non-current	1,708,963	1,237,224
Assets	8,591,515	8,132,692
Liabilities, current	4,591,866	5,290,859
Liabilities, non-current	3,999,649	2,841,833
Liabilities	8,591,515	8,132,692
Revenue	15,409,474	16,298,395
Profit (loss)	1,402,131	657,821
Concha y Toro Finland OY
Disclosure of subsidiaries [line items]
Assets, current	4,442,819	3,955,855
Assets, non-current	0	0
Assets	4,442,819	3,955,855
Liabilities, current	2,733,856	2,718,631
Liabilities, non-current	1,708,963	1,237,224
Liabilities	4,442,819	3,955,855
Revenue	7,079,300	7,295,796
Profit (loss)	586,885	470,425
Concha y Toro UK Ltd.
Disclosure of subsidiaries [line items]
Assets, current	51,695,915	41,965,547
Assets, non-current	196,857	211,329
Assets	51,892,772	42,176,876
Liabilities, current	40,528,899	33,975,384
Liabilities, non-current	11,363,873	8,201,492
Liabilities	51,892,772	42,176,876
Revenue	124,427,772	112,401,383
Profit (loss)	2,744,358	1,551,564
VCT USA, Inc.
Disclosure of subsidiaries [line items]
Assets, current	10,650,026	311,489
Assets, non-current	167,376,509	134,974,550
Assets	178,026,535	135,286,039
Liabilities, current	43,804,087	49,589,745
Liabilities, non-current	134,222,448	85,696,294
Liabilities	178,026,535	135,286,039
Revenue	0	0
Profit (loss)	11,815,161	4,399,001
Fetzer Vineyards
Disclosure of subsidiaries [line items]
Assets, current	93,097,279	70,912,581
Assets, non-current	126,975,255	88,197,086
Assets	220,072,534	159,109,667
Liabilities, current	54,182,361	19,118,840
Liabilities, non-current	165,890,173	139,990,827
Liabilities	220,072,534	159,109,667
Revenue	82,536,051	75,389,714
Profit (loss)	6,262,535	5,616,118
Excelsior Wine Compañy LLC
Disclosure of subsidiaries [line items]
Assets, current	6,131,424
Assets, non-current	32,202,590
Assets	38,334,014
Liabilities, current	2,280,242
Liabilities, non-current	36,053,772
Liabilities	38,334,014
Revenue	21,109,810
Profit (loss)	373,657
VCT México, S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Assets, current	363,387	254,460
Assets, non-current	2,316,524	1,507,899
Assets	2,679,911	1,762,359
Liabilities, current	83,955	55,660
Liabilities, non-current	2,595,956	1,706,699
Liabilities	2,679,911	1,762,359
Revenue	0	0
Profit (loss)	659,552	141,810
VCT & DG México, S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets, current	19,527,971	14,380,124
Assets, non-current	490,367	492,775
Assets	20,018,338	14,872,899
Liabilities, current	15,476,136	11,916,235
Liabilities, non-current	4,542,202	2,956,664
Liabilities	20,018,338	14,872,899
Revenue	22,161,136	18,021,338
Profit (loss)	1,727,905	797,095
Concha y Toro Canadá Ltd.
Disclosure of subsidiaries [line items]
Assets, current	718,141	859,387
Assets, non-current	649,241	600,207
Assets	1,367,382	1,459,594
Liabilities, current	703,940	832,636
Liabilities, non-current	663,442	626,958
Liabilities	1,367,382	1,459,594
Revenue	0	0
Profit (loss)	17,047	129,780
Concha y Toro Africa & Middle East Proprietary Ltd.
Disclosure of subsidiaries [line items]
Assets, current	267,538	227,211
Assets, non-current	16,351	5,566
Assets	283,889	232,777
Liabilities, current	134,067	73,858
Liabilities, non-current	149,822	158,919
Liabilities	283,889	232,777
Revenue	233,104	328,027
Profit (loss)	(3,241)	22,974
Cono Sur France S.A.R.L.
Disclosure of subsidiaries [line items]
Assets, current	348,671	12,676
Assets, non-current	1,362	403,658
Assets	350,033	416,334
Liabilities, current	184,211	277
Liabilities, non-current	165,822	416,057
Liabilities	350,033	416,334
Revenue	757,670	839,086
Profit (loss)	$ (3,770)	$ 72,935